Share-based awards - Expense by function (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Share-based awards
Share-based compensation expense	¥ 15,577	¥ 18,546	¥ 30,831
Cost of revenue
Share-based awards
Share-based compensation expense	2,162	3,012	5,710
Product development expenses
Share-based awards
Share-based compensation expense	6,700	7,623	13,514
Sales and marketing expenses
Share-based awards
Share-based compensation expense	2,137	2,265	3,710
General and administrative expenses
Share-based awards
Share-based compensation expense	¥ 4,578	¥ 5,646	¥ 7,897